Fees Summary	Aug. 06, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 20,257,000
Previously Paid Amount	0.00
Total Fee Amount	2,989.93
Total Offset Amount	0.00
Net Fee	2,989.93
Narrative - Max Aggregate Offering Price	$ 20,257,000
Final Prospectus	true